Note 10 - Common Stock, Additional Paid-in Capital and Dividends	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
10.	Common Stock, Additional Paid-In Capital and Dividends:

A discussion of the Company's common stock, additional paid-in capital and dividends can be found in the Company's annual financial statements for the fiscal year ended December 31, 2015 which have been filed with the Securities and Exchange Commission on Form 20-F on April 26, 2016. Apart from the issuance of 1,355,816 common shares in connection with the assumption of the Delos Termination Fee on January 12, 2016 by Family Trading Inc and two equal issuances of 25,000 common shares upon the exercise of two equal increments of 28,090 warrants on February 26, 2016, and March 2, 2016, respectively, there have been no other changes in the six-month period ended June 30, 2016.